CONSOLIDATED SCHEDULE OF INVESTMENTS
Asset Strategy (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Integrated Telecommunication Services – 1.3%
Deutsche Telekom AG, Registered Shares(A)	486	$9,746

Interactive Media & Services – 2.1%
Alphabet, Inc., Class A(B)	6	15,322

Total Communication Services - 3.4%		25,068

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.9%
adidas AG(A)	23	7,078

Auto Parts & Equipment – 0.9%
Aptiv plc(B)	45	6,728

Automobile Manufacturers – 0.4%
Subaru Corp.(A)	147	2,719

Internet & Direct Marketing Retail – 1.5%
Amazon.com, Inc.(B)	3	10,686

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B(B)(C)	—*	—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H(B)(C)(D)(E)	32	—*
Media Group Holdings LLC, Series T(B)(C)(D)(E)	4	—

		—*

Total Consumer Discretionary - 3.7%		27,211

Consumer Staples
Household Products – 0.9%
Procter & Gamble Co. (The)	47	6,543

Hypermarkets & Super Centers – 0.8%
Wal-Mart Stores, Inc.	44	6,076

Packaged Foods & Meats – 1.5%
China Mengniu Dairy Co. Ltd.(A)	854	5,502
Nestle S.A., Registered Shares(A)	47	5,605

		11,107

Personal Products – 0.7%
Unilever plc(A)	103	5,576

Total Consumer Staples - 3.9%		29,302

Energy
Oil & Gas Exploration & Production – 1.0%
Canadian Natural Resources Ltd.	204	7,442

Oil & Gas Refining & Marketing – 2.0%
Phillips 66	39	2,748
Reliance Industries Ltd.(A)	334	11,306
Reliance Industries Ltd.(A)	23	573

		14,627

Total Energy - 3.0%		22,069

Financials
Diversified Banks – 1.7%
BNP Paribas S.A.(A)(F)	121	7,730

UniCredit S.p.A.(A)	343	4,536

		12,266

Financial Exchanges & Data – 0.6%
Intercontinental Exchange, Inc.	38	4,321

Investment Banking & Brokerage – 1.2%
Morgan Stanley	86	8,352

Life & Health Insurance – 0.9%
AIA Group Ltd.(A)	574	6,604

Mortgage REITs – 1.0%
AGNC Investment Corp.	474	7,480

Other Diversified Financial Services – 1.4%
ORIX Corp.(A)	534	9,990

Regional Banks – 1.1%
First Republic Bank	43	8,303

Thrifts & Mortgage Finance – 1.0%
Housing Development Finance Corp. Ltd.(A)	196	7,244

Total Financials - 8.9%		64,560

Health Care
Biotechnology – 2.1%
Genmab A.S.(A)(B)	15	6,618
Regeneron Pharmaceuticals, Inc.(B)	14	8,695

		15,313

Health Care Equipment – 2.3%
Koninklijke Philips Electronics N.V., Ordinary Shares(A)	120	5,336
Masimo Corp.(B)	19	5,154
Zimmer Holdings, Inc.	45	6,636

		17,126

Managed Health Care – 0.9%
Anthem, Inc.	18	6,561

Pharmaceuticals – 3.1%
Eli Lilly and Co.	27	6,272
GlaxoSmithKline plc(A)	280	5,284
Merck KGaA(A)	50	10,746

		22,302

Total Health Care - 8.4%		61,302

Industrials
Aerospace & Defense – 2.0%
Airbus SE(A)	66	8,694
Raytheon Technologies Corp.	68	5,869

		14,563

Construction & Engineering – 1.7%
Larsen & Toubro Ltd.(A)	288	6,580
Vinci(A)	59	6,147

		12,727

Construction Machinery & Heavy Trucks – 0.4%
Caterpillar, Inc.	14	2,767

Electrical Components & Equipment – 1.1%
Schneider Electric S.A.(A)	49	8,089

Environmental & Facilities Services – 0.8%
Waste Management, Inc.	38	5,641

Industrial Machinery – 1.5%
Ingersoll-Rand, Inc.(B)	214	10,778

Railroads – 2.1%
Canadian Pacific Railway Ltd.	112	7,257
Union Pacific Corp.	43	8,433

		15,690

Trading Companies & Distributors – 1.1%
Ferguson plc(A)	57	7,933

Total Industrials - 10.7%		78,188

Information Technology
Application Software – 3.0%
Adobe, Inc.(B)	17	9,743
Intuit, Inc.	23	12,448

		22,191

Data Processing & Outsourced Services – 2.6%
Fiserv, Inc.(B)	78	8,456
Visa, Inc., Class A	48	10,801

		19,257

Electronic Components – 0.6%
Largan Precision Co. Ltd.(A)	60	4,657

Internet Services & Infrastructure – 0.5%
VeriSign, Inc.(B)	18	3,745

IT Consulting & Other Services – 0.8%
Gartner, Inc., Class A(B)	19	5,807

Semiconductor Equipment – 0.7%
ASML Holding N.V., Ordinary Shares(A)	7	4,875

Semiconductors – 1.2%
Marvell Technology Group Ltd.	37	2,204
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	312	6,462

		8,666

Systems Software – 2.9%
Microsoft Corp.	75	21,203

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	42	6,009
Samsung Electronics Co. Ltd.(A)	132	8,200
Seagate Technology	78	6,417

		20,626

Total Information Technology - 15.1%		111,027

Materials
Gold – 0.4%
Barrick Gold Corp.	154	2,778

Total Materials - 0.4%		2,778

Utilities
Multi-Utilities – 1.0%
E.ON AG(A)	615	7,513

Total Utilities - 1.0%		7,513

TOTAL COMMON STOCKS – 58.5%		$429,018

(Cost: $334,404)

PREFERRED STOCKS

Consumer Discretionary
Automobile Manufacturers – 0.8%
Volkswagen AG, 2.260%(A)		26	5,695

Total Consumer Discretionary - 0.8%			5,695

TOTAL PREFERRED STOCKS – 0.8%			$5,695

(Cost: $5,038)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount

Micron Technology, Inc.,
Call $87.50, Expires 10-15-21	790	79	1
S&P 500 Index,
Call $4,850.00, Expires 11-19-21	120	12	4
Thermo Fisher Scientific, Inc.,
Call $600.00, Expires 10-15-21	135	14	37
Volkswagen AG,
Call EUR230.00, Expires 12-17-21, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(G)	260	26	49

TOTAL PURCHASED OPTIONS – 0.0%			$91

(Cost: $784)

ASSET-BACKED SECURITIES		Principal

British Airways Pass-Through Trust, Series 2020-1A,
4.250%, 11-15-32 (H)		$233	252
United Airlines Pass-Through Certificates, Series 2020-1B,
4.875%, 1-15-26		1,869	1,979

TOTAL ASSET-BACKED SECURITIES – 0.3%			$2,231

(Cost: $2,102)

CORPORATE DEBT SECURITIES

Communication Services
Cable & Satellite – 0.3%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
1.500%, 2-15-31		2,000	1,900

Integrated Telecommunication Services – 1.2%
AT&T, Inc.:
2.250%, 2-1-32		1,500	1,462

3.650%, 6-1-51	2,653	2,709
Empresa Nacional de Telecomunicaciones S.A.,
3.050%, 9-14-32(F)(H)	1,000	984
Verizon Communications, Inc.:
2.100%, 3-22-28	650	660
1.500%, 9-18-30	3,000	2,841

		8,656

Total Communication Services - 1.5%		10,556

Consumer Discretionary
Apparel Retail – 0.2%
Ross Stores, Inc.,
1.875%, 4-15-31	1,500	1,449

Apparel, Accessories & Luxury Goods – 0.4%
PVH Corp.,
4.625%, 7-10-25	2,000	2,204
VF Corp.,
2.800%, 4-23-27	500	531

		2,735

Automobile Manufacturers – 0.3%
Nissan Motor Co. Ltd.:
4.345%, 9-17-27(H)	978	1,075
4.810%, 9-17-30(H)	1,098	1,236

		2,311

Automotive Retail – 0.3%
7-Eleven, Inc.,
1.300%, 2-10-28(H)	2,000	1,924

Casinos & Gaming – 0.3%
Genting New York LLC and Genny Capital, Inc.,
3.300%, 2-15-26(H)	1,250	1,240
Sands China Ltd.,
2.300%, 3-8-27(H)	1,000	969

		2,209

General Merchandise Stores – 0.3%
Dollar General Corp.,
3.500%, 4-3-30	2,000	2,201

Home Improvement Retail – 0.1%
Home Depot, Inc. (The),
1.875%, 9-15-31	1,000	982

Hotels, Resorts & Cruise Lines – 0.3%
GENM Capital Labuan Ltd.,
3.882%, 4-19-31(H)	2,000	1,981

Internet & Direct Marketing Retail – 1.2%
Alibaba Group Holding Ltd.,
2.125%, 2-9-31	2,000	1,924
Amazon.com, Inc.:
1.500%, 6-3-30	654	636
2.500%, 6-3-50	218	205
Expedia Group, Inc.,
3.800%, 2-15-28	1,000	1,086
Meituan:
2.125%, 10-28-25(H)	2,439	2,370
3.050%, 10-28-30(H)	732	679
Prosus N.V.,
3.832%, 2-8-51(H)	2,500	2,280

		9,180

Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series D,
0.000%, 10-2-23(C)(I)	3,642	637

Total Consumer Discretionary - 3.5%		25,609

Consumer Staples
Brewers – 0.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
3.500%, 6-1-30	430	471

Drug Retail – 0.3%
CVS Health Corp.,
1.300%, 8-21-27	2,000	1,970

Food Retail – 0.4%
Alimentation Couche-Tard, Inc.,
2.950%, 1-25-30(H)	3,000	3,123

Packaged Foods & Meats – 0.4%
BRF GmbH,
2.277%, 1-20-32(H)	2,000	1,944
Nestle Holdings, Inc.,
1.875%, 9-14-31(H)	1,000	991

		2,935

Tobacco – 0.4%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.),
3.700%, 2-4-51	3,000	2,830

Total Consumer Staples - 1.6%		11,329

Energy
Integrated Oil & Gas – 0.1%
Petronas Capital Ltd.,
3.500%, 4-21-30(H)	432	468

Oil & Gas Exploration & Production – 0.8%
Empresa Nacional del Petroleo,
3.450%, 9-16-31(H)	1,000	984
Harvest Operations Corp.,
1.000%, 4-26-24(H)	1,000	1,001
Qatar Petroleum,
3.125%, 7-12-41(H)	1,000	1,001
Santos Finance Ltd.,
3.649%, 4-29-31(H)	1,000	1,019
Saudi Arabian Oil Co.:
1.625%, 11-24-25(H)	940	941
2.250%, 11-24-30(H)	1,210	1,187

		6,133

Oil & Gas Refining & Marketing – 0.6%
Petroleos del Peru S.A.,
5.625%, 6-19-47	2,000	2,001
Valero Energy Corp.,
2.150%, 9-15-27	2,102	2,119

		4,120

Oil & Gas Storage & Transportation – 0.7%
Galaxy Pipeline Assets BidCo Ltd.:
2.160%, 3-31-34(H)	2,000	1,969
2.625%, 3-31-36(H)	1,500	1,480
Williams Partners L.P.,
5.100%, 9-15-45	1,500	1,860

		5,309

Total Energy - 2.2%		16,030

Financials
Asset Management & Custody Banks – 0.8%
Ares Capital Corp.,
2.150%, 7-15-26	2,000	2,006
Citadel Finance LLC,
3.375%, 3-9-26(H)	2,500	2,538
Temasek Financial I Ltd.,
1.625%, 8-2-31(H)	1,000	974

		5,518

Diversified Banks – 7.7%
Australia and New Zealand Banking Group Ltd.,
2.570%, 11-25-35(H)	1,881	1,827
Banco de Credito del Peru:

3.125%, 7-1-30(H)	1,938	1,921
3.250%, 9-30-31(H)	2,000	1,961
Banco Santander S.A.:
5.375%, 4-17-25(H)	702	785
1.849%, 3-25-26	2,000	2,027
1.722%, 9-14-27	1,000	996
BNP Paribas S.A.,
4.625%, 3-13-27(H)	3,610	4,058
Credit Agricole S.A.:
1.907%, 6-16-26(H)	2,657	2,709
8.125%, 3-23-69(H)	2,000	2,420
DNB Bank ASA,
1.535%, 5-25-27(H)	1,500	1,501
HSBC Holdings plc:
2.206%, 8-17-29	1,000	993
6.375%, 3-17-69	2,000	2,165
4.600%, 6-17-69	1,101	1,103
ING Groep N.V.:
6.875%, 12-29-49	2,681	2,756
3.875%, 11-16-69	1,000	973
4.250%, 11-16-69	1,000	972
Intesa Sanpaolo S.p.A.:
3.250%, 9-23-24	700	739
3.875%, 7-14-27	2,351	2,549
Nordea Bank AB,
3.750%, 3-1-69(H)	1,000	986
Societe Generale S.A.:
1.488%, 12-14-26(H)	2,000	1,979
1.792%, 6-9-27(H)	1,000	995
3.653%, 7-8-35(H)	1,532	1,589
Standard Chartered plc,
4.300%, 2-19-27(H)	3,000	3,271
Svenska Handelsbanken AB,
4.750%, 3-1-69	3,000	3,203
Swedbank AB,
5.625%, 3-17-69	2,000	2,169
UniCredit S.p.A.:
2.569%, 9-22-26(H)	2,200	2,238
5.861%, 6-19-32(H)	3,047	3,391
5.459%, 6-30-35(H)	2,672	2,950
Wells Fargo & Co.,
3.900%, 3-15-69	1,500	1,548

		56,774

Diversified Capital Markets – 0.9%
Africa Finance Corp.,
2.875%, 4-28-28(H)	1,000	1,009
Credit Suisse Group AG,
2.193%, 6-5-26(H)	1,654	1,686
Deutsche Bank AG,
2.129%, 11-24-26	2,000	2,032
UBS Group AG,
2.095%, 2-11-32(H)	1,500	1,460

		6,187

Investment Banking & Brokerage – 0.6%
Charles Schwab Corp. (The),
4.000%, 6-1-69	2,000	2,090
Macquarie Bank Ltd.,
3.624%, 6-3-30(H)	436	458
Morgan Stanley,
1.928%, 4-28-32	2,500	2,399

		4,947

Life & Health Insurance – 0.2%
AIA Group Ltd.:
3.375%, 4-7-30(H)	540	583
3.200%, 9-16-40(H)	1,098	1,110

		1,693

Multi-Line Insurance – 0.2%
Athene Holding Ltd.,
6.150%, 4-3-30	1,287	1,621

Other Diversified Financial Services – 0.3%
Citigroup, Inc.,
1.122%, 1-28-27	2,500	2,466

Specialized Finance – 0.7%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
4.500%, 9-15-23	2,657	2,832
LSEGA Financing plc,
1.375%, 4-6-26(H)	2,000	1,997

		4,829

Total Financials - 11.4%		84,035

Health Care
Pharmaceuticals – 0.5%
AbbVie, Inc.,
3.200%, 11-21-29	2,000	2,156
Fresenius Medical Care U.S. Finance III, Inc.,
1.875%, 12-1-26(H)	1,500	1,508

		3,664

Total Health Care - 0.5%		3,664

Industrials
Aerospace & Defense – 0.4%
Boeing Co. (The):
4.875%, 5-1-25	1,083	1,206
5.150%, 5-1-30	758	890
5.805%, 5-1-50	429	573
Leidos, Inc. (GTD by Leidos Holdings, Inc.),
3.625%, 5-15-25	326	352

		3,021

Airlines – 0.4%
Aeropuerto Internacional de Tocumen,
4.000%, 8-11-41(H)	1,000	1,030
Southwest Airlines Co.,
5.250%, 5-4-25	2,042	2,306

		3,336

Airport Services – 0.3%
Airport Authority Hong Kong,
1.625%, 2-4-31(H)	2,000	1,928

Highways & Railtracks – 0.1%
Transurban Finance Co. Pty Ltd.,
2.450%, 3-16-31(H)	611	613

Total Industrials - 1.2%		8,898

Information Technology
Data Processing & Outsourced Services – 0.3%
PayPal Holdings, Inc.,
2.300%, 6-1-30	2,000	2,051

Internet Services & Infrastructure – 0.3%
Baidu, Inc.,
1.720%, 4-9-26	1,970	1,976

Semiconductors – 0.3%
Broadcom, Inc.,
1.950%, 2-15-28(H)	1,500	1,482
Taiwan Semiconductor Manufacturing Co. Ltd.,
1.375%, 9-28-30(H)	1,318	1,230

		2,712

Systems Software – 0.1%
VMware, Inc.,
3.900%, 8-21-27	500	557

Technology Hardware, Storage & Peripherals – 0.4%
Apple, Inc.:
2.400%, 8-20-50	878	806
2.650%, 2-8-51	2,000	1,916

		2,722

Total Information Technology - 1.4%		10,018

Materials
Commodity Chemicals – 0.2%
Orbia Advance Corp. S.A.B. de C.V.,
1.875%, 5-11-26(H)	1,600	1,605

Diversified Metals & Mining – 0.4%
Glencore Funding LLC:
1.625%, 9-1-25(H)	659	661
2.500%, 9-1-30(H)	1,537	1,506
Teck Resources Ltd.,
3.900%, 7-15-30(F)	1,000	1,087

		3,254

Paper Products – 0.1%
Suzano Austria GmbH,
2.500%, 9-15-28	600	584

Total Materials - 0.7%		5,443

Real Estate
Industrial REITs – 0.6%
Aircastle Ltd.,
5.250%, 8-11-25(H)	1,466	1,640
Avolon Holdings Funding Ltd.,
2.750%, 2-21-28(H)	2,500	2,495

		4,135

Total Real Estate - 0.6%		4,135

Utilities
Electric Utilities – 1.0%
Chile Electricity PEC S.p.A.,
0.000%, 1-25-28(H)(I)	1,000	819
Comision Federal de Electricidad,
3.875%, 7-26-33(H)	1,000	986
FEL Energy VI S.a.r.l.,
5.750%, 12-1-40(H)	1,989	2,084
NRG Energy, Inc.:
2.000%, 12-2-25(H)	1,100	1,119
2.450%, 12-2-27(H)	110	112
Virginia Electric and Power Co., Series A,
2.450%, 12-15-50	2,500	2,243

		7,363

Multi-Utilities – 0.2%
Pacific Gas and Electric Co.,
3.000%, 6-15-28	1,154	1,175

Total Utilities - 1.2%		8,538

TOTAL CORPORATE DEBT SECURITIES – 25.8%		$188,255

(Cost: $190,495)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 0.0%
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F,
6.250%, 11-15-26(J)	156	158

TOTAL MORTGAGE-BACKED SECURITIES – 0.0%		$158

(Cost: $157)

OTHER GOVERNMENT SECURITIES(K)

Mexico - 0.2%
United Mexican States,
5.000%, 4-27-51	1,500	1,650

TOTAL OTHER GOVERNMENT SECURITIES – 0.2%		$1,650

(Cost: $1,752)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 6.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
0.638%, 11-25-29(L)	2,022	96
1.328%, 6-25-30(L)	1,796	181
4.500%, 1-15-43(L)	3,132	507
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 615 bps),
6.066%, 11-15-47(J)(L)	1,602	263
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index),
3.657%, 12-25-49(H)(J)	2,751	2,959
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index),
3.852%, 2-25-51(H)(J)	600	654
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
1.500%, 11-1-50	1,869	1,817
2.500%, 1-1-51	1,925	1,991
Federal National Mortgage Association Agency REMIC/CMO:
4.500%, 10-25-40(L)	1,616	243
4.500%, 5-25-47(L)	1,431	229
5.000%, 3-25-49(L)	1,094	182
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps),
5.534%, 6-25-45(L)(M)	2,940	567
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
6.034%, 4-25-45(L)(M)	1,438	308
6.014%, 4-25-46(L)(M)	3,415	595
6.014%, 8-25-46(L)(M)	3,505	617
6.164%, 6-25-48(L)(M)	7,226	1,460
Federal National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index),
2.891%, 2-25-27(M)	1,890	2,032
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.500%, 4-1-36	2,769	2,898
3.500%, 8-1-48	5,663	6,063
3.500%, 11-1-49	5,583	6,032
2.500%, 7-1-50	4,195	4,367
3.000%, 8-1-50	980	1,046
2.000%, 12-1-50	3,533	3,551
2.000%, 1-1-51	2,754	2,776
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 6-20-50	6,074	6,389

		47,823

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 6.5%		$47,823

(Cost: $48,104)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 1.7%
U.S. Treasury Bonds:
0.875%, 11-15-30	2,100	1,993
2.750%, 8-15-47	3,710	4,212
1.625%, 11-15-50	5,000	4,494
U.S. Treasury Notes,
1.125%, 2-15-31	1,900	1,841

		12,540

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.7%		$12,540

(Cost: $12,376)

BULLION – 5.0%	Troy Ounces

Gold	21	36,308

(Cost: $25,266)

SHORT-TERM SECURITIES	Shares

Money Market Funds(O) - 2.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
0.010% (N)	8,386	8,386
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.030%	6,876	6,876

		15,262

TOTAL SHORT-TERM SECURITIES – 2.1%		$15,262

(Cost: $15,262)

TOTAL INVESTMENT SECURITIES – 100.9%		$739,031

(Cost: $635,740)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(6,829)

NET ASSETS – 100.0%		$732,202

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Restricted securities. At September 30, 2021, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
COTA Racing & Entertainment LLC, Class B	9-18-14	–	$–	$–
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	22,278	–*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	–

		Principal
Circuit of the Americas LLC, Series D, 0.000%, 10-02-23	9-11-14	$3,642	3,308	637
			$33,999	$637

The total value of these securities represented 0.1% of net assets at September 30, 2021.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(E)	Securities whose value was determined using significant unobservable inputs.
(F)	All or a portion of securities with an aggregate value of $8,869 are on loan.
(G)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (EUR - Euro).
(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $101,925 or 13.9% of net assets.

(I)	Zero coupon bond.
(J)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(K)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(L)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(M)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(N)	Investment made with cash collateral received from securities on loan.
(O)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following written options were outstanding at September 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Micron Technology, Inc.	N/A	Put	790	79	October 2021	$72.50	$153	$(204)
	N/A	Call	790	79	October 2021	105.00	31	(1)
S&P 500 Index	N/A	Put	15	2	November 2021	4,250.00	93	(155)
Volkswagen AG	Morgan Stanley & Co., Inc.	Put	260	26	December 2021	EUR180.00	201	(168)
	Morgan Stanley & Co., Inc.	Call	260	26	December 2021	290.00	40	(4)
							$518	$(532)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$15,322	$9,746	$—
Consumer Discretionary	17,414	9,797	—	*
Consumer Staples	12,619	16,683	—
Energy	10,190	11,879	—
Financials	28,456	36,104	—
Health Care	33,318	27,984	—
Industrials	40,745	37,443	—
Information Technology	86,833	24,194	—
Materials	2,778	—	—
Utilities	—	7,513	—
Total Common Stocks	$247,675	$181,343	$—	*
Preferred Stocks	—	5,695	—
Purchased Options	42	49	—
Asset-Backed Securities	—	2,231	—
Corporate Debt Securities	—	188,255	—
Mortgage-Backed Securities	—	158	—
Other Government Securities	—	1,650	—
United States Government Agency Obligations	—	47,823	—
United States Government Obligations	—	12,540	—
Bullion	36,308	—	—
Short-Term Securities	15,262	—	—
Total	$299,287	$439,744	$—	*

Liabilities
Written Options	$359	$173	$—

During the period ended September 30, 2021, there were no transfers between any levels.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP) (“the Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as investment vehicle for the Portfolio. The Subsidiary and the Company act as investment vehicles for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2021 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary/Company Net Assets	Percentage of Portfolio Net Assets

Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$732,202	$36,308	4.77%

Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	732,202	36	0.00

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$635,740

Gross unrealized appreciation	149,878

Gross unrealized depreciation	(46,587)

Net unrealized appreciation	$103,291